                                                                        34-14852

                                   FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20549

   Report for the Calendar Year Ended September 30 1999
                                      -----------------

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                (Please read instructions before preparing form)
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                         If amended report check here: / /


Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
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Business Address:
233 BROADWAY, 41ST FLOOR, NEW YORK, NY  10279
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Street                                  City            State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, PRESIDENT  212-267-9000
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ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
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   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 12TH day of
                             --------              --------        ----
OCTOBER, 1999.
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                             JOHN W. BRISTOL & CO., INC.
                             ---------------------------------------------
                             (Name of Institutional Investment Manager)


                             ---------------------------------------------
                             (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect
                            ---
to which this schedule is filed (other than the one filing this report)
(List in alphabetical order).

   13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                   13F File No.:
-----------------------  -------------  ----------------------  -------------
1.
-----------------------  -------------  ----------------------  -------------
2.
-----------------------  -------------  ----------------------  -------------
3.
-----------------------  -------------  ----------------------  -------------
4.
-----------------------  -------------  ----------------------  -------------
5.
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6.
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7.
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                                                                     SEC-1685
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


          1         2         3         4         5         6         7         8
9/30/99
                                                          REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE   1

------------------------------------------------------------------------------------------------------------------------------------
         ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

     NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                              OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                            CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                        (A)       (B)        (C)           (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

 AES CORP                  COMMON  00130H105  110434017    1871763     1809328                                               1809328

 AMFM INC                  COMMON  001693100   43944667     723369      698748                                                698748

 AIR PRODS & CHEMS INC     COMMON  009158106   42742177    1461271     1413564                                               1413564

 AMERICAN EXPRESS CO       COMMON  025816109   92278305     683543      659787                                                659787

 AMERICAN INTL GROUP INC   COMMON  026874107   79761679     917460      884099                                                884099

 ASTRAZENECA PLC           COMMON  046353108   31220807     738954      714265                                                714265

 AUTOZONE INC              COMMON  053332102   74286236    2647171     2556804                                               2556804

 AVON PRODUCTS INC         COMMON  054303102   31808062    1281937     1238260                                               1238260

 BAKER HUGHES INC          COMMON  057224107   60247326    2077494     2006792                                               2006792

 BECTON DICKINSON & CO     COMMON  075887109   62452140    2225466     2152620                                               2152620

 BELO A H CORP DEL         COMMON  080555105   40391292    2111963     2041104                                               2041104

 BLACK & DECKER CORP       COMMON  091797100   59186055    1295454     1251807                                               1251807

 BOSTON SCIENTIFIC CORP    COMMON  101137107   41732510    1686162     1631198                                               1631198

 BUYCO INC                 COMMON  124270109          0      25000       25000                                                 25000

 CF MARTIN & CO INC        COMMON  125997106          0      35000       35000                                                 35000

 CABLEVISION SYS CORP      COMMON  12686C109   41331385     568129      548582                                                548582

 CAMPBELL SOUP CO VOTING   COMMON  134429109   14302848     365568      365568                                                365568

 CARLYLE INDS INC          COMMON  143093102     114525     166461      166461                                                166461

 CARNIVAL CORP             COMMON  143658102   29918343     687778      665518                                                665518
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       COLUMN TOTALS                          856152372   21569943   20864505                                              20864505



                                                               FORM 13F                                                      9/30/99
                                                          REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE   2

------------------------------------------------------------------------------------------------------------------------------------
         ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

     NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                              OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                            CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                        (A)       (B)        (C)           (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

 CIRCUIT CITY/CARMAX GRP   COMMON  172737306    3365722     997251      962713                                                962713

 CITIGROUP INC             COMMON  172967101   86547824    1966996     1895724                                               1895724

 CONNECTIVITY TECHNOLOGIE  COMMON  207865106      10714      28571       28571                                                 28571

 CORNING INC               COMMON  219350105  128984437    1881268     1817765                                               1817765

 DEVRY INC DEL             COMMON  251893103    2684160     134208      134208                                                134208

 DOLLAR GEN CORP           COMMON  256669102   76904870    2490846     2406594                                               2406594

 DOVER CORP                COMMON  260003108   89819420    2197417     2116331                                               2116331

 DOW CHEMICAL COMPANY      COMMON  260543103   55132327     485213      468765                                                468765

 E M C CORP MASS           COMMON  268648102   56803508     795846      768677                                                768677

 ELECTRONIC DATA SYS NEW   COMMON  285661104   63409279    1197814     1156151                                               1156151

 EQUITIES ENTERPRISES INC  COMMON  29459V106    6300000    1575000     1575000                                               1575000

 FDX CORP                  COMMON  31304N107   46998787    1208972     1168369                                               1168369

 FEDERAL NATL MTG ASSN     COMMON  313586109   96654158    1541841     1480025                                               1480025

 FIRST UNION CORP          COMMON  337358105   21381555     600184      579611                                                579611

 FLOWERS INDS INC          COMMON  343496105   34866000    2570765     2483133                                               2483133

 FRANKLIN RES INC          COMMON  354613101   48274477    1579533     1525576                                               1525576

 GENERAL ELEC CO           COMMON  369604103   86775894     731900      730392                                                730392

 GENESIS LTD               COMMON  371998105      20000      20000       20000                                                 20000

 GILLETTE CO               COMMON  375766102   54612327    1609203     1541366                                               1541366
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       COLUMN TOTALS                          959545460   23612828   22858971                                              22858971



                                                               FORM 13F                                                      9/30/99
                                                          REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE   3

------------------------------------------------------------------------------------------------------------------------------------
         ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

     NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                              OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                            CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                        (A)       (B)        (C)           (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

 GRAINGER W W INC          COMMON  384802104  105401928    2193018     2114133                                               2114133

 HERSHEY FOODS CORP        COMMON  427866108   55148526    1132704     1096654                                               1096654

 HEWLETT PACKARD CO        COMMON  428236103   67854864     747712      722675                                                722675

 HOME DEPOT INC            COMMON  437076102   59045362     860406      830559                                                830559

 INFINITY BROADCASTING CP  COMMON  45662S102   44065980    1503317     1451940                                               1451940

 INTEL CORP                COMMON  458140100  159186070    2142117     2061527                                               2061527

 INTERNATIONAL BUSINESS M  COMMON  459200101  150456845    1243445     1193276                                               1193276

 JOHNSON & JOHNSON         COMMON  478160104  126894718    1381167     1346715                                               1346715

 JUSTISS OIL INC           COMMON  482196102     771435      17143       17143                                                 17143

 LEGGETT & PLATT INC       COMMON  524660107   25273159    1283716     1240463                                               1240463

 MBNA CORP                 COMMON  55262L100   38051661    1668018     1612468                                               1612468

 MACDERMID INC             COMMON  554273102   15917679     467308      451308                                                451308

 MARITZ INC                COMMON  570995100     173511      63325       63325                                                 63325

 MASCO CORP                COMMON  574599106   58132781    1875251     1811113                                               1811113

 MCCORMICK & CO INC        COMMON  579780206   53627342    1621999     1550053                                               1550053

 MCDONALDS CORP            COMMON  580135101  137783947    3185756     3073293                                               3073293

 MERCK & CO INC            COMMON  589331107   93752448    1446518     1395501                                               1395501

 MOLEX INC                 COMMON  608554101    7403367     203529      197461                                                197461

 MOLEX INC CLASS A         COMMON  608554200   50449768    1558294     1509015                                               1509015
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       COLUMN TOTALS                         1249391390   24594743   23738622                                              23738622


                                                               FORM 13F                                                      9/30/99
                                                          REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE   4

------------------------------------------------------------------------------------------------------------------------------------
         ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

     NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                              OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                            CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                        (A)       (B)        (C)           (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

 MOTOROLA INC              COMMON  620076109   76498224     869298      840238                                                840238

 NESTLE S A                COMMON  641069406     808090       8600        8600                                                  8600

 OFFICE DEPOT INC          COMMON  676220106   49675206    4730972     4571073                                               4571073

 PRIAM CORP                COMMON  705993103          0      13770       13770                                                 13770

 PEQUOT ENDOW. PARTNERSHP  COMMON  713993103      50981      20924       20924                                                 20924

 PHILIP MORRIS COS         COMMON  718154107   67451903    1972999     1971052                                               1971052

 PRECISION CASTPARTS CORP  COMMON  740189105   31825957    1043474     1008230                                               1008230

 PRINCETON U STORE CAP     COMMON  741998108     453700        100         100                                                   100

 REPUBLIC N Y CORP         COMMON  760719104   30572467     497619      479188                                                479188

 RESEARCH LIBRARY GROUP    COMMON  761997105     492605     492605      492605                                                492605

 RIDGEPOINT RES LTD        COMMON  765990106        123      12292       12292                                                 12292

 ROYAL DUTCH PETE CO       COMMON  780257804    1771875      30000       30000                                                 30000

 SCHLUMBERGER LTD          COMMON  806857108   65058176    1044063     1009018                                               1009018

 SNAP ON INC               COMMON  833034101   55778483    1716261     1657814                                               1657814

 SOLA INTL INC             COMMON  834092108   11058754     713468      687303                                                687303

 SONOCO PRODS CO           COMMON  835495102   25487403    1117256     1080361                                               1080361

 STEEL DYNAMICS INC        COMMON  858119100   14605596     931034      895361                                                895361

 SYSCO CORP                COMMON  871829107  103629217    2955557     2832993                                               2832993

 TEVA PHARMACEUTICAL INDS  COMMON  881624209   48070726     955443      923049                                                923049
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       COLUMN TOTALS                          583289487   19125735   18533971                                              18533971

                                                               FORM 13F                                                      9/30/99
                                                          REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE   5

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         ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

     NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                              OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                            CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                        (A)       (B)        (C)           (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

 TEXAS INSTRS INC          COMMON  882508104   77851764     946526      918629                                                918629

 3COM CORP                 COMMON  885535104   31542746    1097139     1059361                                               1059361

 UNITED HEALTHCARE CORP    COMMON  910581107   93660193    1923701     1846066                                               1846066

 UNIVERSAL DISPLAY CORP    COMMON  91347P105     438078     127441      127441                                                127441

 UNUMPROVIDENT CORP        COMMON  91529Y106   61022731    2072959     2003514                                               2003514

 VLASIC FOODS INTL INC     COMMON  928559103     253607      36556       36556                                                 36556

 WISCONSIN CENT TRANSN CO  COMMON  976592105   24166404    1765582     1701054                                               1701054

 YOUNG & RUBICAM INC       COMMON  987425105   44939136    1021344      987414                                                987414
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       COLUMN TOTALS                          333874658    8991248    8680035                                               8680035
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       REPORT TOTALS                         3982253368   97894497   94676104                                              94676104
                                              =========  =========  ========= ========= =========     ========= ========= =========
